COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                     Registration Nos. 333-40265; 811-08481

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Columbia Funds Variable Insurance Trust I (the "Trust") that the forms of prospectuses for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses contained in Post-Effective Amendment No. 26 under the 1933 Act and Amendment No. 27 under the 1940 Act, the text of which was filed electronically on April 29, 2008.

         IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 2nd day of May, 2008.


                                    COLUMBIA FUNDS VARIABLE INSURANCE TRUST I


                                    /s/ Peter T. Fariel
                                    -----------------------------------
                                    Peter T. Fariel
                                    Assistant Secretary